UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hutchens Investment Management, Inc.
Address: 114 North Main St.
         Suite 302
         Concord, NH  03301

13F File Number:  28-06690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     CCO
Phone:     603-227-5256

Signature, Place, and Date of Signing:

     Chad Richardson     Concord, NH     July 24, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     56

Form13F Information Table Value Total:     $92,873 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5		ITEM 6    		ITEM 7		ITEM 8
NAME OF ISSUER	TITLE OF CLASS	CUSIP #	FAIR MKT VAL	SHARE	(A) SOLE	(B) SHARED	(C) SHARED	Managers		VOTING AUTHORITY SHARES
						AS DEF IN	OTHER	See Instr V	(A)SOLE	(B)SHARED	(C)NONE
						INST. 5
Berkshire Hathaway Inc. Cl. B	Class B	084670207	4568	1267	X				476		791
Cisco Systems,Inc.	Common	17275R102	4037	144965	X				50500		94465
Pepsico, Inc.	Common	713448108	3540	54590	X				19675		34915
Procter & Gamble	Common	742718109	3448	56348	X				20820		35528
Genentech Inc Com New	Common	368710406	3136	41450	X				14975		26475
Oracle	Common	68389X105	2942	149246	X				55175		94071
Philadelphia Consolidated Holdings	Common	717528103	2573	61550	X				22750		38800
UnitedHealth Group Inc.	Common	91324P102	2482	48525	X				17700		30825
Apple Computer	Common	037833100	2435	19950	X				7525		12425
Amphenol Corp New Cl A	Class A	032095101	2412	67650	X				24100		43550
Marathon Oil Corp.	Common	565849106	2374	39600	X				14500		25100
Devon Energy Corp.	Common	25179M103	2292	29275	X				11625		17650
America Movil	Common	02364W105	2290	36975	X				13550		23425
Freeport Mcmor Cop&Gld	Common	35671D857	2046	24700	X				9050		15650
Amgen, Inc	Common	031162100	2020	36530	X				13145		23385
Core Laboratories NV	Common	N22717107	1945	19125	X				6975		12150
PowerShares Dynamic Oil Services	Common	73935X625	1915	74450	X				27875		46575
Celgene Corp Com	Common	151020104	1899	33125	X				12525		20600
L-3 Communications	Common	502424104	1892	19425	X				7050		12375
Google Inc. Class A	Class A	38259P508	1864	3566	X				1322		2244
Corning Inc.	Common	219350105	1855	72610	X				27300		45310
Forest Labs	Common	345838106	1844	40400	X				16400		24000
Goldman Sachs Group, Inc.	Common	38141G104	1750	8075	X				2850		5225
Honeywell Int'l	Common	438516106	1746	31025	X				11075		19950
State Street Corp.	Common	857477103	1741	25450	X				5475		19975
Caterpillar, Inc.	Common	149123101	1728	22075	X				8150		13925
Boeing Company	Common	097023105	1654	17200	X				6275		10925
Abbott Labs	Common	002824100	1637	30575	X				10960		19615
Nucor Corp.	Common	670346105	1572	26800	X				9750		17050
Deere & Co.	Common	244199105	1567	12975	X				5050		7925
Bear Stearns Cos.	Common	073902108	1525	10895	X				3910		6985
United Technologies	Common	913017109	1491	21025	X				7125		13900
J.P. Morgan Chase & Co.	Common	46625H100	1475	30450	X				8385		22065
Verizon Communications	Common	92343V104	1446	35131	X				10075		25056
Industrials SPDR	Common	81369Y704	1391	35625	X				12600		23025
IShares S&P 500 Growth	Common	464287309	1379	20075	X				5050		15025
Healthcare SPDR	Common	81369Y209	1337	37875	X				12475		25400
Technology SPDR	Common	81369Y803	1333	52075	X				17350		34725
iShares DJ Telecom Services Index	Common	464287713	1311	38900	X				13575		25325
Consumer Staples SPDR	Common	81369Y308	1289	47650	X				15100		32550
iShares MSCI EAFE	Common	464287465	1131	14000	X				8475		5525
Disney	Common	254687106	1087	31825	X				3200		28625
iShares Lehman 7-10 year Treasury Bond 	Common	464287440	1058	13050	X				4250		8800
iShares S&P 400 Growth	Common	464287606	980	10875	X				6300		4575
BlackRock Global Floating Rate Fund	Common	091941104	838	42925	X				9750		33175
Spectra Energy	Common	847560109	702	27059	X				7798		19261
Walgreen Co.	Common	931422109	542	12450	X				10275		2175
SEI Investments Co Com	Common	784117103	486	16750	X				13400		3350
iShares Russell Micro Cap	Common	464288869	448	7400	X				4800		2600
PowerShares Dynamic Energy E&P	Common	73935X658	439	19075	X				19075		0
iShares S&P 600 Growth	Common	464287887	424	3000	X				2925		75
Biotechnology Holders	Common	09067D201	370	2200	X				1400		800
iShares MSCI Japan Index Fund	Common	464286848	352	24225	X				12525		11700
Danaher Corp	Common	235851102	315	4172	X				0		4172
Metlife Inc Com	Common	59156R108	293	4550	X				4250		300
Eaton Vance Limited Duration Income Fund	Common	27828H105	191	10675	X				0		10675
